Deposits (Tables)	12 Months Ended
Dec. 31, 2018
Deposits [Abstract]
Components of Deposits [text block table]
in € m.	Dec 31, 2018	Dec 31, 2017
Noninterest-bearing demand deposits	221,746	226,339
Interest-bearing deposits
Demand deposits	126,280	133,280
Time deposits	130,039	133,952
Savings deposits	86,340	88,303
Total interest-bearing deposits	342,659	355,534
Total deposits	564,405	581,873